--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 33-53683) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 11

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 14


                           VANGUARD TAX-MANAGED FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
           ON APRIL 10, 2000, PURSUANT TO PARAGRAPH (B) OF RULE 485.


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VANGUARD TAX-MANAGED FUNDS


Prospectus
April 10, 2000

This  prospectus  contains
financial data for the Funds
through the fiscal year ended
December 31, 1999.

VANGUARD TAX-MANAGED
BALANCED FUND

VANGUARD TAX-MANAGED
GROWTH AND INCOME FUND

VANGUARD TAX-MANAGED
CAPITAL APPRECIATION FUND

VANGUARD TAX-MANAGED
SMALL-CAP FUND

VANGUARD TAX-MANAGED
INTERNATIONAL FUND

[MEMBERS OF THE VANGUARD GROUP(R) LOGO]

VANGUARD TAX-MANAGED FUNDS
Prospectus
April 10, 2000
A Group of Tax-Managed Mutual Funds

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
1 AN INTRODUCTION TO TAX-MANAGED INVESTING         27 SHARE PRICE
2 FUND PROFILES                                    27 FINANCIAL HIGHLIGHTS
 2 Vanguard Tax-Managed Balanced Fund              30 INVESTING WITH VANGUARD
 5 Vanguard Tax-Managed Growth and Income Fund       30 Services and Account Features
 8 Vanguard Tax-Managed Capital Appreciation Fund    31 Types of Accounts
11 Vanguard Tax-Managed Small-Cap Fund               31 Buying Shares
13 Vanguard Tax-Managed International Fund           34 Redeeming Shares
15 MORE ON THE FUNDS                                 37 Transferring Registration
24 THE FUNDS AND VANGUARD                            38 Fund and Account Updates
24 INVESTMENT ADVISER                               GLOSSARY (inside back cover)
25 DIVIDENDS, CAPITAL GAINS, AND TAXES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard Tax-Managed Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE


The Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, Tax-Managed Small-Cap Fund, and Tax-Managed International Fund each offer two separate classes of shares: Investor and Institutional (The Tax-Managed Balanced Fund offers Investor Shares only). This prospectus offers the Funds' Investor Shares, which have an investment minimum of $10,000 and are intended for individual investors. Please call Vanguard's Institutional Investor Group at 1-800-523-1036 to obtain a separate prospectus that offers the Funds' Institutional Shares. These institutional options have an investment minimum of $10 million and generally are not available to investors who require special employee benefit plan services.
     The Funds' separate share classes have different expenses; as a result, their investment performances will vary.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO TAX-MANAGED INVESTING

Most mutual funds seek to maximize pretax total returns, without regard to the personal tax consequences for investors. Yet most investors stand to lose a significant portion of their investment returns to federal, state, and local taxes. Fund dividends and short-term capital gains are now taxed at federal income tax rates as high as 39.6%; and for long-term capital gains, the rates reach up to 20%. The Vanguard Tax-Managed Funds aim to minimize the impact of taxes on investors' total returns by operating in a tax-efficient manner. The Funds use these tax-management techniques:

o Low turnover. The Funds minimize turnover by employing an index-oriented approach to stock investing. Instead of trading frequently, each Fund simply buys and holds all--or a representative sample--of the stocks comprising its target index. Frequent trading--a hallmark of many actively managed funds--causes funds to realize capital gains, which must then be distributed to shareholders, reducing their after-tax returns.

o A disciplined sell-selection method. When selling specific securities, the Funds will select a specific share lot--more often than not, the highest-cost shares--in order to minimize realized capital gains. In addition, each Fund may sell securities at a loss in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o Bias against taxable dividend income. The Tax-Managed Balanced and Capital Appreciation Funds minimize taxable dividend income by focusing on the lower-yielding stocks in their target index (the Russell 1000 Index). In addition, the bond portion of the Tax-Managed Balanced Fund is comprised of municipal securities, which generate tax-exempt dividends.

o Redemption fees. Each Fund imposes redemption fees on short-term investors, whose in-out activity can reduce a fund's tax efficiency by causing it to realize capital gains. The fee is 2% for shares held for less than one year, and 1% for shares held at least one but less than five years. These fees are paid to the Funds to help cover their transaction costs when selling securities to meet redemptions.

2

FUND PROFILE--
VANGUARD TAX-MANAGED BALANCED FUND

The following profile summarizes key features of Vanguard Tax-Managed Balanced Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a tax-efficient investment return, consisting of federally tax-exempt current income, long-term capital growth, and a modest amount of taxable current income.

INVESTMENT STRATEGIES

The Fund invests approximately 50%-55% of its assets in municipal securities and the balance in common stocks. The fixed-income portion of the Fund emphasizes higher-quality municipal securities with a dollar-weighted average maturity that will range from 7-12 years. The Fund's stock holdings are chosen from the Russell 1000 Index--an independent index of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance while minimizing taxable dividend distributions. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The

Fund is also subject to:
o Investment style risk, which is the chance that returns from large- or mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates.
o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a relatively high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates Call risk is generally high for longer-term bonds.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for longer-term bonds.
o Credit risk, which is the chance that a bond issuer--a state or local government or regional governmental authority--will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of broad-based securities market indexes and a composite stock/bond index weighted to match the Fund's target allocation. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.

               --------------------------------------------------
                              ANNUAL TOTAL RETURNS
               --------------------------------------------------
                                   [BAR CHAR]
                                1995      24.52%
                                1996      12.21%
                                1997      16.55%
                                1998      16.93%
                                1999      15.49%
                ------------------------------------------------



     During the period shown in the bar chart, the highest return for a calendar quarter was 12.32% (quarter ended December 31, 1998) and the lowest return for a quarter was -5.03% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                           1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Tax-Managed Balanced Fund          15.49%       17.07%       15.67%
Russell 1000 Index                          20.91        28.05        25.71
Lehman Brothers 7 Year Municipal Bond Index -0.14         6.35        05.61
Tax-Managed Balanced Composite Index**      10.16        17.03        15.54
--------------------------------------------------------------------------------
      *September 6, 1994.
     **Weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year
       Municipal Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee*:                                                2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                   18%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.20%

 *Includes redemptions by exchange to another fund.
**A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund. These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions. In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.

4

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all of your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
        1 YEAR*         3 YEARS*         5 YEARS**            10 YEARS
--------------------------------------------------------------------------------
          $125             $180             $113                  $255
--------------------------------------------------------------------------------

* Includes a 1% redemption fee (for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.
**   Does not include a redemption fee.


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):


--------------------------------------------------------------------------------
        1 YEAR          3 YEARS          5 YEARS             10 YEARS
--------------------------------------------------------------------------------
          $20             $64              $113                $255
--------------------------------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL  GAINS                   MINIMUM  INITIAL  INVESTMENT
Dividends are paid quarterly in March, June,   $10,000
September, and December; capital gains, if
any, are paid annually in December             NEWSPAPER ABBREVIATION
                                               TxMBal
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,         VANGUARD FUND NUMBER
since inception                                103

INCEPTION DATE                                 CUSIP NUMBER
September 6, 1994                              921943304

NET ASSETS (ALL SHARE CLASSES)                 TICKER SYMBOL
AS OF DECEMBER 31, 1999                        VTMFX
$330 million

SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND

The following profile summarizes key features of Vanguard Tax-Managed Growth and Income Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a tax-efficient investment return consisting of a moderate level of current income and long-term capital growth.

INVESTMENT STRATEGIES

The Fund purchases stocks included in the Standard & Poor's 500 Index--an independent index that is dominated by dividend-paying stocks of the largest U.S. companies. The Fund will hold substantially all of the S&P 500 stocks, in approximately the same proportions as they are represented in the Index. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                  [BAR CHART]
                              1995      37.53%
                              1996      23.03%
                              1997      33.31%
                              1998      28.67%
                              1999      21.12%
              ----------------------------------------------------



     During the period shown in the bar chart, the highest return for a calendar quarter was 21.36% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.95% (quarter ended September 30, 1998).

6

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR      5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
      Vanguard Tax-Managed Growth and    21.12%       28.58%      26.26%
      Income Fund
      S&P 500 Index                      21.04        28.56       26.22
--------------------------------------------------------------------------------
     *September 6, 1994.
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee*:                                                2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                 0.17%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.19%

*    Includes redemptions by exchange to another fund.
** A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund. These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions. In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Investor Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all of your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

                   -------------------------------------------------
                     1 YEAR*    3 YEARS*   5 YEARS**     10 YEARS
                   -------------------------------------------------
                      $124        $176       $107         $243
                   -------------------------------------------------

* Includes a 1% redemption fee (for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.
**   Does not include a redemption fee.


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):


                   -------------------------------------------------
                     1 YEAR      3 YEARS    5 YEARS      10 YEARS
                   -------------------------------------------------
                       $19         $61       $107         $243
                   -------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS  AND CAPITAL  GAINS                     MINIMUM  INITIAL  INVESTMENT
Dividends  are paid quarterly in March,  June,    $10,000
September,  and December;  capital gains, if
any, are paid annually in December                NEWSPAPER ABBREVIATION
                                                  TxMGI
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,            VANGUARD FUND NUMBER
since inception                                   101

INCEPTION DATE                                    CUSIP NUMBER
September 6, 1994                                 921943106

NET ASSETS (ALL SHARE CLASSES) AS OF              TICKER SYMBOL
DECEMBER 31, 1999                                 VTGIX
$2.2 billion

SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

8

FUND PROFILE--
VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND

The following profile summarizes key features of Vanguard Tax-Managed Capital Appreciation Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

INVESTMENT STRATEGIES

The Fund purchases stocks included in the Russell 1000 Index-- an independent index of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance while minimizing taxable dividend distributions. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to investment style risk, which is the chance that returns from large- or mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION


The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                   [BAR CHART]
                                1995      34.38%
                                1996      20.92%
                                1997      27.29%
                                1998      27.95%
                                1999      33.50%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 25.47% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.09% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                               1 YEAR  5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Tax-Managed Capital Appreciation Fund  33.50%  28.72%      26.67%
Russell 1000 Index                              20.91   28.05       25.71
--------------------------------------------------------------------------------
*September 6, 1994.
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee*:                                                2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                 0.17%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.02%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.19%

*    Includes redemptions by exchange to another fund.
** A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund. These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions. In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Investor Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all of your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:


               -------------------------------------------------
                 1 YEAR*    3 YEARS*   5 YEARS**     10 YEARS
               -------------------------------------------------
                  $124        $176       $107         $243
               -------------------------------------------------

* Includes a 1% redemption fee (for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.
**   Does not include a redemption fee.


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):


               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $19         $61       $107         $243
               -------------------------------------------------

10

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              MINIMUM INITIAL INVESTMENT
Paid annually in December                $10,000

INVESTMENT ADVISER                       NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,   TxMCap
since inception
                                         VANGUARD FUND NUMBER
INCEPTION DATE                           102
September 6, 1994
                                         CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF     921943205
DECEMBER 31, 1999
$2.4 billion                             TICKER SYMBOL
                                         VMCAX
SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD TAX-MANAGED SMALL-CAP FUND

The following profile summarizes key features of Vanguard Tax-Managed Small-Cap Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

INVESTMENT STRATEGIES

The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index--an independent index made up of stocks of smaller U.S. companies. The Fund will hold substantially all of the S&P SmallCap 600 stocks, in approximately the same proportions as they are represented in the Index. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years. Many small-capitalization companies are new, so their stocks lack a performance record.

PERFORMANCE/RISK INFORMATION

The Fund began operations on February 22, 1999, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Transaction Fee on Purchases:                                          1%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee**:                                              2% or 1%***

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                 0.13%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.19%

12


* The 1% purchase fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends and capital gains.
**   Includes redemptions by exchange to another fund.
*** A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund. These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions. In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Investor Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:


                 -------------------------------------------------
                   1 YEAR*    3 YEARS*   5 YEARS**     10 YEARS
                 -------------------------------------------------
                    $223        $275       $206         $340
                 -------------------------------------------------

* Includes a 1% redemption fee (for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.
**   Does not include a redemption fee.


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):


                 -------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                 -------------------------------------------------
                    $119        $161       $206         $340
                 -------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              MINIMUM INITIAL INVESTMENT
Paid annually in December                $10,000

INVESTMENT ADVISER                       NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,   TxMSC
since inception
                                         VANGUARD FUND NUMBER
INCEPTION DATE                           116
February 22, 1999
                                         CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF     921943403
DECEMBER 31, 1999
$194 million                             TICKER SYMBOL
                                         VTMSX
SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD TAX-MANAGED INTERNATIONAL FUND

The  following   profile   summarizes  key  features  of  Vanguard   Tax-Managed
International Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

INVESTMENT STRATEGIES


The Fund purchases  stocks included in the Morgan Stanley Capital  International
(MSCI) EAFE Index, which is a market value-weighted index of approximately 1,000 securities listed on the stock exchanges of countries in Europe, Australia, and Asia. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.


PRIMARY RISKS


THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
o Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
o Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.
o Country risk, which is the chance than a country's economy will be hurt by political troubles, financial problems, or natural disasters.


PERFORMANCE/RISK INFORMATION


The Fund began operations on August 17, 1999, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.


FEES AND EXPENSES


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Transaction Fee on Purchases:                                       0.75%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee**:                                              2% or 1%***

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                 0.16%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.19%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.35%

14


* The .75% purchase fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends and capital gains.
**   Includes redemptions by exchange to another fund.
*** A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund. These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions. In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Investor Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:


                 ----------------------------------------------
                   1 YEAR*     3 YEARS    5 YEARS    10 YEARS
                 ----------------------------------------------
                   $214        $300       $270        $515
                 ----------------------------------------------

* Includes a 1% redemption fee(for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the periods below, as it would to those shown above):

                 ----------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS    10 YEARS
                 ----------------------------------------------
                    $111        $187       $270       $515
                 ----------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Paid annually in December               $10,000

INVESTMENT ADVISER                      NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,  TxMln
since inception
                                        VANGUARD FUND NUMBER
INCEPTION DATE                          127
August 17, 1999
                                        CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF    921943809
DECEMBER 31, 1999
$135 million                            TICKER SYMBOL
                                        VTMGX
SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

MORE ON THE FUNDS


The following sections discuss other important features of the Vanguard Tax-Managed Funds, including market exposure, security selection, other investment policies, turnover rates, and costs and market-timing. You will also find information about the risks of investing the Funds throughout these sections.


MARKET EXPOSURE

The grid below shows, at a glance, the types of investments made by each Fund as its primary investment strategy. In addition, the grid shows the percentage of each Fund's assets that is normally committed to each type of investment listed. Market exposure is expected to play the most important role in achieving a Fund's investment objective.


-----------------------------------------------------------------------------------------------------
                                                VANGUARD TAX-MANAGED FUND
                      -------------------------------------------------------------------------------
                                         GROWTH          CAPITAL
MARKET EXPOSURE         BALANCED       AND INCOME     APPRECIATION      SMALL-CAP      INTERNATIONAL
-----------------------------------------------------------------------------------------------------
Common stocks            45-50%       Dominated by        100%            100%          Dominated by
                       Large- and    Large-cap U.S.    Large- and    Small-cap U.S.      Large-cap
                      mid-cap U.S.      companies     mid-cap U.S.      companies         foreign
                        companies                       companies                        companies
-----------------------------------------------------------------------------------------------------
Municipal securities     50-55%           None            None            None             None
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BALANCED FUNDS

 Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
--------------------------------------------------------------------------------


U.S. STOCKS


Except for the Tax-Managed International Fund, which invests primarily in stocks of companies outside the United States, each of the Funds invests primarily in U.S. common stocks, with variations in the size of the companies on which the Funds focus.


[FLAG] EACH FUND IS  SUBJECT  TO MARKET  RISK,  WHICH IS THE  CHANCE  THAT STOCK
       PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS.STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the table below shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term. (You will find a chart illustrating the volatility of the international stock market later in the prospectus under "Foreign Stocks".)

16

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS


Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                          1 YEAR       5 YEARS         10 YEARS      20 YEARS
--------------------------------------------------------------------------------
Best                       54.2%         28.6%           19.9%         17.9%
Worst                     -43.1         -12.4            -0.9           3.1
Average                    13.2          11.0            11.1          11.1
--------------------------------------------------------------------------------


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

     Keep in mind that the S&P 500 Index (which is the index tracked by the Tax-Managed Growth and Income Fund) holds mainly large-cap stocks. Historically, mid- and small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. This is due to several factors, including less-certain growth and dividend prospects for smaller companies. The Tax-Managed Balanced and Capital Appreciation Funds hold mid-cap stocks in addition to large-cap stocks. The Tax-Managed Small-Cap Fund holds just small-cap stocks. The Tax-Managed International Fund holds mainly large-cap foreign stocks.

[FLAG] THE FUNDS ARE SUBJECT,  IN VARYING  DEGREES,  TO  INVESTMENT  STYLE RISK,
       WHICH IS THE CHANCE THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL- OR MID-CAP) OR FUND WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK OR FUND TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

FOREIGN STOCKS

The Tax-Managed International Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth by investing in a broadly diversified group of stocks of foreign companies. Investments in foreign stocks can be as risky, if not more risky, than U.S. stock investments. The prices of international stocks and the prices of U.S. stocks have often moved in opposite direction; these periods have, in the past, lasted as long as several years.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

 Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stock may not be as liquid as the stock of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from a foreign investment.
--------------------------------------------------------------------------------


     Because  it  invests  mainly  in  international   stocks,  the  Tax-Managed
International Fund is subject to:


[FLAG] CURRENCY RISK, WHICH IS THE CHANCE THAT RETURNS WILL BE HURT BY A RISE IN THE VALUE OF THE U.S. DOLLAR VERSUS FOREIGN CURRENCIES.

     Conversely, when the U.S. dollar falls in value versus other currencies, returns from international stocks are enhanced because a given sum in foreign currency translates into more U.S. dollars.


 The Fund is also subject to:

[FLAG] COUNTRY RISK,  WHICH IS THE CHANCE THAT POLITICAL EVENTS (SUCH AS A WAR),
       FINANCIAL PROBLEMS(SUCH AS GOVERNMENT DEFAULT),OR NATURAL DISASTERS (SUCH AS AN EARTHQUAKE) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.


     International investing involves other risks and considerations, including: differences in accounting, auditing, and financial reporting standards; generally higher costs for trading securities; foreign withholding taxes payable on the Fund's securities, which can reduce dividend income available to distribute to shareholders; and adverse changes in regulatory or legal climates.
     Returns on international stocks can be as volatile--or more volatile--than returns on U.S. stocks. To illustrate the volatility of international stock market returns for the U.S. dollar-based investor, the following table shows the best, worst, and average total returns for international stocks over various periods as measured by the MSCI EAFE Index, a widely used barometer of international stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown in the table do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term. Also, keep in mind that past returns are not indicative of future returns and that volatility in the future could be greater or less than past volatility.

18


--------------------------------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-1999)
--------------------------------------------------------------------------------
                      1 YEAR        5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best                   69.9%         36.5%          22.8%          16.3%
Worst                 -23.2           1.5            5.9           12.0
Average                15.2          13.6           14.5           14.7
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 to 1999. Keep in mind that this was a particularly favorable period for foreign markets. For instance, over 10-year periods, foreign stocks provided an average return of 14.5%, compared to 11.1% for U.S. stocks (as measured by the S&P 500 Index) during the same time frame. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or the Tax-Managed International Fund in particular.

     The Fund may enter into forward foreign currency contracts, which can help protect its holdings against unfavorable short-term changes in exchange rates. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. The Fund will use these contracts to gain currency exposure when investing in stock index futures, and to settle trades in a foreign currency.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES


As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------


MUNICIPAL SECURITIES

The Tax-Managed Balanced Fund invests 50%-55% of its assets in municipal securities. Municipal securities are bonds, notes, and other fixed-income instruments issued by state and local governments and regional governmental authorities. Municipal securities pay out federally tax-exempt income. The Fund emphasizes high-quality municipal securities; at least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit rating categories as determined by an independent bond rating agency. Up to 25% of the municipal securities purchased by the Fund may be rated in the fourth highest rating category and, within that 25%, up to 5% may be lower rated or unrated. The dollar-weighted average maturity of the Fund's municipal securities holdings will range from 7-12 years.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                MUNICIPAL BONDS

 Municipal bonds are securities issued by state and local governments and regional governmental authorities as a way of raising money for public construction projects (for example, highways, airports, or housing); for operating expenses; or for loans to public institutions and facilities.
--------------------------------------------------------------------------------


[FLAG] BECAUSE OF ITS BOND INVESTMENTS, THE TAX-MANAGED BALANCED FUND IS SUBJECT
       TO INTEREST RATE RISK--WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL FALL WHEN INTEREST RATES RISE.


     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

 To illustrate the relationship between bond prices and interest rates, the following table shows the impact of both a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.


--------------------------------------------------------------------------------
           HOW INTEREST RATE CHANGES AFFECT THE VALUE OF A $1,000 BOND
--------------------------------------------------------------------------------
                          AFTER A 1%   AFTER A 1%    AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)   INCREASE      DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)       $978       $1,023         $956         $1,046
Intermediate-Term             932        1,074          870          1,156
Long-Term (20 years)          901        1,116          816          1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustrative purposes only and should not be regarded as an indication of future returns from the bond market as a whole, or the Tax-Managed Balanced Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------


[FLAG] BECAUSE OF ITS BOND INVESTMENTS, THE TAX-MANAGED BALANCED FUND IS SUBJECT
       TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BONDS AND LEAST FOR LONG-TERM BONDS.


     Problems unique to a bond issuer can also cause problems for bond fund shareholders.

20


[FLAG] THE  TAX-MANAGED  BALANCED  FUND IS SUBJECT TO CREDIT RISK,  WHICH IS THE
       CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the Tax-Managed Balanced Fund is expected to be very high, and thus credit risk should be low. The average credit quality of the Fund's holdings, as rated by Moody's Investors Service as of December 31, 1999, was AA+.

     Finally, because stock and bond prices often move in different directions, the Tax- Managed Balanced Fund's bond holdings may help to dampen--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."
--------------------------------------------------------------------------------

SECURITY SELECTION

Each of the Funds employs an index-oriented approach to stock investing, and the only stocks purchased by a Fund are those included in its target index. The Tax-Managed Balanced Fund selects municipal securities, however, based upon traditional, active management techniques. The grid below shows, at a glance, the stock index tracked by each Fund and the indexing method employed.

      ---------------------------------------------------------
      TAX-MANAGED FUND           INDEX          INDEXING METHOD
      ---------------------------------------------------------
      Balanced                Russell 1000        Sampling
      Growth and Income         S&P 500          Replication
      Capital Appreciation    Russell 1000        Sampling
      Small-Cap             S&P SmallCap 600     Replication
      International            MSCI EAFE          Sampling
      ---------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               INDEXING METHODS


In seeking to track a particular index, funds generally use one of two methods to select the stocks or bonds in which they invest. Some index funds hold each stock in their target indexes in about the same proportions as represented in the indexes themselves. This is called a REPLICATION METHOD. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as the Tax-Managed Growth and Income Fund) would invest 5% of its assets in that company. Other index funds may use a different security selection process, a SAMPLING METHOD. Using a sophisticated computer program, these funds select stocks that will mirror their target indexes in terms of industry weightings, market capitalization, and other characteristics. For instance, if 10% of the Russell 1000 Index were made up of financial services stocks, the Tax-Managed Capital Appreciation Fund would invest about 10% of its assets in the financial services stocks of the index with overall similar financial characteristics. Funds tend to use a sampling method when the target index includes too many stocks to track cost-effectively.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS

Each of the Funds may invest, to a limited extent, in futures contracts, options (including puts and calls), warrants, convertible securities, and swap agreements, which are all types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for a different asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset). For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

     Each of the Funds may invest in futures contracts and options as long as the total value of these investments does not exceed 5% of the Fund's assets.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

The reasons for which a Fund will invest in futures and options  are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in its benchmark index.

22

o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rates for all domestic and international stock funds were approximately 89% and 90%, respectively, according to Morningstar, Inc.
--------------------------------------------------------------------------------


TURNOVER RATES


Although the Funds generally seek to invest for the long term, each retains the right to sell securities regardless of how long the securities have been held. Generally, an index-oriented fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, and the Funds' focus on avoiding taxable gains, the turnover rate for each Fund has been fairly low. The Funds' turnover rate for stocks is expected to remain below 20%; the Tax-Managed Balanced Fund's turnover rate for municipal securities is expected to remain below 40%. (A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic impact on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Tax-Managed Funds have adopted the following policies, among others, designed to discourage short-term trading:

o Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.


o There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

o The Funds impose a 2% redemption fee on shares that are redeemed by any method within one year of purchase. There is a 1% redemption fee on shares that are redeemed by any method after one year but within five years of purchase.
o    The Funds reserve the right to stop offering shares at any time.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           THE FUNDS' REDEMPTION FEE


The Tax-Managed Funds charge a redemption fee on shares that are redeemed before they have been held for five years (this includes redeeming by exchange to another Vanguard fund). The fee is 2% for shares redeemed within one year of purchase and 1% for shares redeemed after one year but within five years of purchase. Since the Funds are intended for long-term investors, the redemption fee ensures that the costs associated with short-term trading are borne by the investors making the transactions--and not by long-term shareholders.


At Vanguard, all fees are paid directly to the fund itself (unlike a sales charge or load, which--for many fund companies--ends up in the pocket of the sponsor, adviser, or sales representative).
--------------------------------------------------------------------------------

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds and total net assets of more than $540 billion.  All of the  Vanguard  funds  share  in the  expenses  associated  with
business  operations,   such  as  personnel,   office  space,   equipment,   and
advertising.
     Vanguard also provides marketing services to the Funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each Fund pays its allocated share of The Vanguard Group's marketing costs.

24

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES


All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. The Tax-Managed Balanced Fund's expense ratio for Investor Shares in fiscal year 1999 was 0.20% or $2.20 per $1,000 of average net assets. The Tax-Managed Growth and Income and Capital Appreciation Funds' expense ratio for Investor Shares in fiscal year 1999 were each 0.19%, or $1.90 per $1,000 of average net assets.The expense ratio for the Tax-Managed Small-Cap Fund, which began operations on February 22, 1999, was also 0.19%, or $1.90 per $1,000 of average net assets, for fiscal year 1999. The expense ratio for the Tax-Managed International Fund, which began operations on August 17, 1999, was 0.35%, or $3.50 per $1,000 of average net assets, for fiscal year 1999. Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISERS


The individual primarily responsible for overseeing investments for the Tax-Managed Growth and Income Fund, the Tax-Managed Capital Appreciation Fund, the Tax-Managed Small-Cap Fund, the Tax-Managed International Fund, and the stock portion of the Tax-Managed Balanced Fund is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

The municipal  securities  portion of the Tax-Managed  Balanced Fund is overseen by:

CHRISTOPHER M. RYON, Principal of Vanguard; has worked in investment management and with Vanguard since 1985; has managed portfolio investments since 1988; B.S., Villanova University; M.B.A., Drexel University.


--------------------------------------------------------------------------------

INVESTMENT ADVISER


The Vanguard Group (Vanguard), Valley Forge, Pennsylvania 19482, founded in 1975, serves as the Funds' adviser through its Core Management and Fixed Income Groups. As of December 31, 1999, Vanguard served as adviser for about $371.4 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the advisory fees of the Tax-Managed Balanced, Growth and Income, and Capital Appreciation Fund represented an effective annual rate of
 .03%, .004%, and .004%, of each Fund's average net assets, respectively.
     The Tax-Managed Small-Cap and International Funds began operations on February 22, 1999, and August 17, 1999, respectively. Advisory expenses for the first fiscal year of both of these Funds are estimated at an effective annual rate of 0.01%.
     The adviser is authorized is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities, and to seek out the best available price and most favor-able execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.


DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Tax-Managed Balanced and Growth and Income Funds generally are distributed in March, June, September, and December; income dividends for the Tax- Managed Capital Appreciation, Small-Cap, and International Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


BASIC TAX POINTS



Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes (except that most dividends paid by the Tax-Managed Balanced Fund, which invests in municipal securities, are expected to be exempt from federal income taxes).
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o While the Funds seek to minimize distributions of taxable capital gains, they may not always achieve this goal. Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o The Tax-Managed International Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS Publications for more information.

26


o The Tax-Managed Balanced Fund's income dividends from interest earned on municipal securities of a state or its political subdivisions are generally exempt from that state's income taxes. Almost all states, however, tax interest earned on municipal securities of other states.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not :
o provide us with your correct taxpayer identification number; n certify that the taxpayer identification number is correct; and n confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS


As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that a fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

 It is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Tax-Managed Balanced Fund is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding. Because foreign securities markets may operate on days which are not business days in the United States, the value of the Tax-Managed International Fund's holdings may change on days when shareholders will not be able to purchase or redeem shares.


                                TOTAL ASSETS - LIABILITIES
          NET ASSET VALUE =  -------------------------------
                               NUMBER OF SHARES OUTSTANDING


     Net asset value per share for the Tax-Managed Growth and Income, Capital Appreciation, Small-Cap, and International Funds is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Funds' names, but the most common are TXMBAL, TXMGI, TXMCAP, TXMSC, and TXMIN for the Balanced, Growth and Income, Capital Appreciation, Small-Cap, and International Funds, respectively.

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (except for the Tax-Managed Small-Cap and International Funds, which did not start operations until February 22, 1999, and August 17, 1999, respectively), and certain information reflects financial results for a single Fund share. The total returns in each table represent the BEFORE-TAX rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions, and complete redemption at the end of the period). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

28

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES


This explanation uses the Tax-Managed Balanced Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $16.74 per share. During the year, the Fund earned $.43 per share from investment income (interest and dividends) and $2.13 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $.43 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($2.56 per share) minus the distributions ($.43 per share) resulted in a share price of $18.87 at the end of the year. This was an increase of $2.13 per share (from $16.74 at the beginning of the year to $18.87 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 15.49% for the year.

As of December 31, 1999, the Fund had $330 million in net assets. For the year, its expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its net investment income amounted to 2.52% of its average net assets. It sold and replaced securities valued at 13% of its net assets.

-------------------------------------------------------------------------------------------------------------------
                                                                    VANGUARD TAX-MANAGED BALANCED FUND
                                                                          YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $16.74       $14.67       $12.92       $11.85        $9.79
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .43          .39          .37          .36          .31
 Net Realized and Unrealized Gain (Loss) on Investments  2.13         2.07         1.75         1.07         2.07
                                                       ------------------------------------------------------------
   Total from Investment Operations                      2.56         2.46         2.12         1.43         2.38
                                                       ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.43)        (.39)        (.37)        (.36)        (.32)
 Distributions from Realized Capital Gains                 --           --           --           --           --
                                                       ------------------------------------------------------------
   Total Distributions                                   (.43)        (.39)        (.37)        (.36)        (.32)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $18.87       $16.74       $14.67       $12.92       $11.85
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                           15.49%       16.93%       16.55%       12.21%       24.52%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                      $330         $207         $120          $63          $39
 Ratio of Total Expenses to Average Net Assets           0.20%        0.19%        0.17%        0.20%        0.20%
 Ratio of Net Investment Income to Average Net Assets    2.52%        2.63%        2.77%        3.04%        3.06%
 Turnover Rate                                             13%           7%           7%           5%           5%
-------------------------------------------------------------------------------------------------------------------

*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

                                                                              29

-------------------------------------------------------------------------------------------------------------------
                                                                    VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
                                                                          YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $26.55       $20.88       $15.89       $13.16        $9.77
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .307          .29          .29          .27          .25
 Net Realized and Unrealized Gain (Loss) on Investments 5.267         5.67         4.98         2.74         3.39
                                                       ------------------------------------------------------------
   Total from Investment Operations                     5.574         5.96         5.27         3.01         3.64
                                                       ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.314)        (.29)        (.28)        (.28)        (.25)
 Distributions from Realized Capital Gains                 --           --           --           --           --
                                                       ------------------------------------------------------------
   Total Distributions                                  (.314)        (.29)        (.28)        (.28)        (.25)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $31.81       $26.55       $20.88       $15.89       $13.16
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                           21.12%       28.67%       33.31%       23.03%       37.53%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                    $2,240       $1,352         $579         $235          $98
 Ratio of Total Expenses to Average Net Assets           0.19%        0.19%        0.17%        0.20%        0.20%
 Ratio of Net Investment Income to Average Net Assets    1.11%        1.32%        1.62%        2.04%        2.37%
 Turnover Rate                                              4%           4%           2%           7%           6%
-------------------------------------------------------------------------------------------------------------------

 *Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

-------------------------------------------------------------------------------------------------------------------
                                                                VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
                                                                          YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $25.69       $20.18       $15.95       $13.28        $9.95
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .117          .13          .11          .12          .08
 Net Realized and Unrealized Gain (Loss) on Investments 8.487         5.51         4.24         2.66         3.34
                                                       ------------------------------------------------------------
   Total from Investment Operations                     8.604         5.64         4.35         2.78         3.42
                                                       ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.124)        (.13)        (.12)        (.11)        (.09)
 Distributions from Realized Capital Gains                 --           --           --           --           --
                                                       ------------------------------------------------------------
   Total Distributions                                  (.124)        (.13)        (.12)        (.11)        (.09)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $34.17       $25.69       $20.18       $15.95       $13.28
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                           33.50%       27.95%       27.29%       20.92%       34.38%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                    $2,378       $1,479         $893         $517         $254
 Ratio of Total Expenses to Average Net Assets           0.19%        0.19%        0.17%        0.20%        0.20%
 Ratio of Net Investment Income to Average Net Assets    0.47%        0.62%        0.70%        0.91%        0.97%
 Turnover Rate                                             12%           5%           4%          12%           7%
-------------------------------------------------------------------------------------------------------------------

 *Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
and "Standard & Poor's SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

30
--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES
Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)

Automatically set up for each Fund unless you notify us otherwise.

--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOK]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R)[BOOK]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS TM [BOOK]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.

--------------------------------------------------------------------------------
ACCESS VANGUARD TM  www.vanguard.com [PC]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

o Open a new account.*
o Buy, sell, or exchange shares of most funds.
o Change your name/address.

o Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP)
TEXT TELEPHONE:  1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.

--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS
Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.

--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$10,000.

add to an existing account
$100 by mail or exchange; $1,000 by wire.

32

--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES

Each Fund reserves the right to close any account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your account balance at that time is below $10,000. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.

--------------------------------------------------------------------------------
A NOTE ON PURCHASE FEES
The Tax-Managed Small-Cap and International Funds deduct a 1% fee and 0.75% fee, respectively, from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.
--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account

Complete and sign the account registration form and enclose your check.


add to an existing account

Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Tax-Managed Balanced Fund-103
Vanguard Tax-Managed Growth and Income Fund-101
Vanguard Tax-Managed Capital Appreciation Fund-102
Vanguard Tax-Managed Small-Cap Fund-116
Vanguard Tax-Managed International Fund-127
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:            Express or Registered mail to:
The Vanguard Group              The Vanguard Group
P.O. Box 1110                   455 Devon Park Drive
Valley Forge, PA 19482-1110     Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:            Express or Registered mail to:
The Vanguard Group              The Vanguard Group
P.O. Box 2900                   455 Devon Park Drive
Valley Forge, PA 19482-2900     Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]
open a new account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

--------------------------------------------------------------------------------
add to an existing account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.


Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739

*You must obtain a Personal  Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------

IMPORTANT  NOTE:  Once  you  have  initiated  a  telephone   transaction  and  a
confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call Client Services to arrange your wire transaction.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
The Vanguard Group (insert appropriate Fund number; see below)
Vanguard Tax-Managed Balanced Fund-103
Vanguard Tax-Managed Growth and Income Fund-101
Vanguard Tax-Managed Capital Appreciation Fund-102
Vanguard Tax-Managed Small-Cap Fund-116
Vanguard Tax-Managed International Fund-127


[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]

--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt a Fund's operation or performance.

--------------------------------------------------------------------------------

34

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
o    Vanguard sends the redemption proceeds to you or a designated third party.*
o    You can sell all or part of your Fund shares at any time.
*May require a signature guarantee; see footnote on page 37.

When Exchanging Shares:
o The redemption proceeds are used to purchase shares of a different Vanguard fund.
o    You must meet the receiving fund's minimum investment requirements.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

o In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.

--------------------------------------------------------------------------------
A NOTE OF REDEMPTION FEES

Each Fund imposes a 2% redemption fee on shares that are redeemed by any method within 1 year of purchase. Each Fund imposes a 1% redemption fee on shares that are redeemed by any method after 1 year but within 5 years of purchase. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordingkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Funds reserve the right to impose redemption fees on their shares at any time if warranted by the Funds' future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------

NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------
HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.

--------------------------------------------------------------------------------
ONLINE REQUESTS [PC]
ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours-- to sell or exchange shares. You can exchange from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
o    The ten-digit account number.
o    The name and address exactly as registered on the account.
o The primary Social Security or employer identification number as registered on the account.

o    The    Personal     Identification     Number,     if    applicable    (for
     instance,Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON  UNUSUAL  CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Depending on your account registration type, additional documentation may be required.


First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 1110                  455 Devon Park Drive
Valley Forge, PA 19482-1110    Wayne, PA 19087-1815

36

For clients of Vanguard's Institutional Division . . .

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 2900                  455 Devon Park Drive
Valley Forge, PA 19482-2900    Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.

If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------
OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:
o    The Fund name and account number.
o    The amount of the transaction (in dollars or shares).
o Signatures of all owners exactly as registered on the account (for mail requests).
o    Signature guarantees (if required).*
o    Any supporting legal documentation that may be required.
o    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S.stock exchange.


TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY

Because excessive account transactions can disrupt management of a Fund and increase a Fund's costs for all shareholders, Vanguard limits account activity as follows:

o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A FUND during any 12-month period.
o    Your round trips through a Fund must be at least 30 days apart.

o    A Fund may refuse a share purchase at any time, for any reason.

o Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from a Fund followed by a purchase back into that Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/ from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a Fund.

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.

--------------------------------------------------------------------------------

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION
You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 1110                  455 Devon Park Drive
Valley Forge, PA 19482-1110    Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 2900                  455 Devon Park Drive
Valley Forge, PA 19482-2900    Wayne, PA 19087-1815
--------------------------------------------------------------------------------

38

FUND AND ACCOUNT UPDATES
STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS

Generally mailed in January; report previous year's taxable dividend and capital gains distributions, and proceeds from the sale of shares.

--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
[THE VANGUARD GROUP (R)LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION

If you'd like more information about
Vanguard  Tax-Managed  Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS

Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are incorporated
by reference into (and are thus
legally a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about your
account, account transactions, and/or
account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)


You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-0102.


Funds' Investment Company Act
file number: 811-07175


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.



P087N-04/10/2000

VANGUARD
TAX-MANAGED FUNDS (R)
INSTITUTIONAL SHARES


Prospectus
April 10, 2000

This prospectus contains
financial data for the Funds
through the fiscal year ended
December 31, 1999.


VANGUARD TAX-MANAGED
GROWTH AND INCOME FUND

VANGUARD TAX-MANAGED
CAPITAL APPRECIATION FUND

VANGUARD TAX-MANAGED
SMALL-CAP FUND

VANGUARD TAX-MANAGED
INTERNATIONAL FUND

[MEMBERS OF THE VANGUARD GROUP (R) LOGO]

VANGUARD TAX-MANAGED FUNDS INSTITUTIONAL SHARES
Prospectus

April 10, 2000

A Group of Tax-Managed Mutual Funds

---------------------------------------------------------------------------------------
CONTENTS
---------------------------------------------------------------------------------------

1 AN INTRODUCTION TO TAX-MANAGED INVESTING       21 SHARE PRICE

2 FUND PROFILES                                  22 FINANCIAL HIGHLIGHTS

 2 Vanguard Tax-Managed Growth and Income        25 INVESTING WITH VANGUARD
   Fund Institutional Shares
                                                    25 Services and Account Features
 5 Vanguard Tax-Managed Capital Appreciation
   Fund Institutional Shares                      26 Types of Accounts

 8 Vanguard Tax-Managed Small-Cap Fund            26 Buying Shares
   Institutional Shares
                                                    28 Redeeming Shares
10 Vanguard Tax-Managed International Fund
   Institutional Shares                           31 Transferring Registration

12 MORE ON THE FUNDS                              31 Fund and Account Updates

18 THE FUNDS AND VANGUARD                         32 Mandatory Conversion to Investor
                                                       Shares
19 INVESTMENT ADVISER
                                                  GLOSSARY (inside back cover)
19 DIVIDENDS, CAPITAL GAINS, AND TAXES
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of each of the Vanguard Tax-Managed Funds Institutional Shares. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

Each of the Vanguard Tax-Managed Funds offers two separate classes of shares: investor and Institutional (except for Vanguard Tax-Managed Balanced Fund, which offers Investor Shares only). This prospectus offers the Funds' Institutional Shares, which have an investment minimum of $10 million and generally are not available to investors who require special employee benefit plan services. Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus, that offers the Funds' Investor Shares, which have an investment minimum of $10,000. The Funds' separate share classes have different expenses; as a result, their investment performances will vary.

-------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO TAX-MANAGED INVESTING

Most mutual funds seek to maximize pretax total returns, without regard to the personal tax consequences for investors. Yet most investors stand to lose a significant portion of their investment returns to federal, state, and local taxes. Fund dividends and short-term capital gains are now taxed at federal income tax rates as high as 39.6%; and for long-term capital gains, the rates reach up to 20%. The Vanguard Tax-Managed Funds aim to minimize the impact of taxes on investors' total returns by operating in a tax-efficient manner. The Funds use these tax-management techniques:
o Low turnover. The Funds minimize turnover by employing an index-oriented approach to stock investing. Instead of trading frequently, each Fund simply buys and holds all--or a representative sample--of the stocks comprising its target index. Frequent trading--a hallmark of many actively managed funds--causes funds to realize capital gains, which must then be distributed to shareholders, reducing their after-tax returns.
o A disciplined sell-selection method. When selling specific securities, the Funds will select a specific share lot--more often than not, the highest-cost shares--in order to minimize realized capital gains. In addition, each Fund may sell securities at a loss in order to offset realized capital gains that would otherwise have to be distributed to shareholders.
o Bias against taxable dividend income. The Tax-Managed Capital Appreciation Fund minimizes taxable dividend income by focusing on the lower-yielding stocks in its target index (the Russell 1000 Index).
o Redemption fees. Each Fund imposes redemption fees on short-term investors, whose in-out activity can reduce a fund's tax efficiency by causing it to realize capital gains. The fee is 2% for shares held for less than one year, and 1% for shares held at least one but less than five years. These fees are paid to the Funds to help cover their transaction costs when selling securities to meet redemptions.

2

FUND PROFILE--
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Tax-Managed Growth and Income Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of a moderate level of current income and long-term capital growth.

INVESTMENT STRATEGIES
The Fund purchases stocks included in the Standard & Poor's 500 Index--an independent index dominated by dividend-paying stocks of the largest U.S. companies. The Fund will hold substantially all of the S&P 500 stocks, in approximately the same proportions as they are represented in the Index. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large- capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Fund's Investor Shares in each calendar year since inception. The table shows how the Fund's average annual total returns of the Fund's Investor Shares for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.

     NOTE: This prospectus offers the Fund's Institutional Shares, not the Investor Shares. Performance for the Investor Shares is shown here because the Fund's Institutional Shares are new and don't have a full calendar year of performance. However, the two share classes are invested in the same portfolio of securities and will have the same returns except to the extent that their operating expenses differ.

              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS FOR INVESTOR SHARES
              ----------------------------------------------------
                                  [BAR CHART]
                              1995      37.53%
                              1996      23.03%
                              1997      33.31%
                              1998      28.67%
                              1999      21.12%
              ----------------------------------------------------



     During the period shown in the bar chart, the highest return for a calendar quarter was 21.36% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.95% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                          1 YEAR     5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Tax-Managed Growth and Income Fund
Investor Shares                           21.12%       28.58%       26.26%
S&P 500 Index                             21.04        28.56        26.22
--------------------------------------------------------------------------------
*September 6, 1994.
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. Since the Fund did not begin offering Institutional Shares until February 22, 1999, the expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee*:                                                2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                 0.09%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.01%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.10%


 *Includes redemptions by exchange to another fund.
**A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund. These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions. In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, that operating

4

expenses remain the same, and that you redeem all of your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:


               -------------------------------------------------
                 1 YEAR*    3 YEARS*   5 YEARS**     10 YEARS
               -------------------------------------------------
                  $115        $148        $56         $128
               -------------------------------------------------

* Includes a 1% redemption fee (for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.
**   Does not include a redemption fee.



     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $10         $32        $56          $128
               -------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                     SUITABLE FOR IRAS
Dividends are paid quarterly in March, June,    No
September, and December; capital gains, if any,
are paid annually in December                   MINIMUM INITIAL INVESTMENT
                                                $10 million
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,          NEWSPAPER ABBREVIATION
since inception                                 TxMGIIst

INCEPTION DATE                                  VANGUARD FUND NUMBER
February 22, 1999                               136

NET ASSETS (ALL SHARE CLASSES) AS OF            CUSIP NUMBER
DECEMBER 31, 1999                               921943700
$2.2 billion
                                                TICKER SYMBOL
                                                VTMIX
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

INVESTMENT STRATEGIES
The Fund purchases stocks included in the Russell 1000 Index-- an independent index of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance while minimizing taxable dividend distributions. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to investment style risk, which is the chance that returns from large- or mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund in each calendar year since inception. The table shows how the average annual total returns of the Fund's Investor Shares for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.

     NOTE: This prospectus offers the Fund's Institutional Shares, not the Investor Shares. Performance for the Investor Shares is shown here because the Fund's Institutional Shares are new and don't have a full calendar year of performance. However, the two share classes are invested in the same portfolio of securities and will have the same returns except to the extent that their operating expenses differ.

6


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS FOR INVESTOR SHARES
              ----------------------------------------------------
                            1995           34.38%
                            1996           20.92%
                            1997           27.29%
                            1998           27.95%
                            1999           33.50%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 25.47% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.09% (quarter ended September 30, 1998).

      --------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      --------------------------------------------------------------------
                                   1 YEAR      5 YEARS    SINCE INCEPTION*
      --------------------------------------------------------------------
      Vanguard Tax-Managed Capital Appreciation Fund
      Investor Shares              33.50%       28.72%          26.67%
      Russell 1000 Index           20.91        28.05           25.71
      --------------------------------------------------------------------
       *September 6, 1994.
      --------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. Since the Fund did not begin offering Institutional Shares until February 22, 1999, the expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee*:                                                2% or 1%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.094%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                     0.006%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.10%

 *Includes redemptions by exchange to another fund.
**A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund. These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions. In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all of your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:


            -------------------------------------------------
              1 YEAR*    3 YEARS*   5 YEARS**     10 YEARS
            -------------------------------------------------
               $115        $148        $56         $128
            -------------------------------------------------

*Includes a 1% redemption fee (for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.
**Does not include a redemption fee.



     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $10         $32        $56         $128
                -------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              MINIMUM INITIAL INVESTMENT
Paid annually in December                $10 million

INVESTMENT ADVISER                       NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,   TxMCaIst
since inception
                                         VANGUARD FUND NUMBER
INCEPTION DATE                           135
February 24, 1999
                                         CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF     921943601
DECEMBER 31, 1999
$2.5 billion                             TICKER SYMBOL
                                         VTCIX
SUITABLE FOR IRAS
No
--------------------------------------------------------------------------------

8

FUND PROFILE--
VANGUARD TAX-MANAGED SMALL-CAP FUND
INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Tax-Managed Small-Cap Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

INVESTMENT STRATEGIES
The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index--an independent index made up of stocks of smaller U.S. companies. The Fund will hold substantially all of the S&P SmallCap 600 stocks, in approximately the same proportions as they are represented in the Index. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years. Many small-capitalization companies are new, so their stocks lack a performance record.

PERFORMANCE/RISK INFORMATION
The Fund began operations on February 22, 1999, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES


The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Transaction Fee on Purchases:                                          1%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee**:                                              2% or 1%***

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                 0.04%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.10%

  *The 1% purchase fee is deducted from all purchases (including  exchanges from other Vanguard funds), but not from reinvested dividends and capital gains. **Includes redemptions by exchange to another fund.
***A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund.These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions.In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:


                 -------------------------------------------------
                   1 YEAR*    3 YEARS*   5 YEARS**     10 YEARS
                 -------------------------------------------------
                    $115        $148        $56         $128
                 -------------------------------------------------


 *Includes a 1% redemption fee (for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.
**Does not include a redemption fee.


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $10          $32        $56         $128
               -------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              SUITABLE FOR IRAS
Paid annually in December                No

INVESTMENT ADVISER                       MINIMUM INITIAL INVESTMENT
The Vanguard Group, Valley Forge, Pa.,  $10 million
since inception
                                         NEWSPAPER ABBREVIATION
INCEPTION DATE                           TxMSCIst
April 21, 1999
                                         VANGUARD FUND NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF     118
DECEMBER 31, 1999
$213 million                             CUSIP NUMBER
                                         921943502
--------------------------------------------------------------------------------

10

FUND PROFILE--
VANGUARD TAX-MANAGED INTERNATIONAL FUND
INSTITUTIONAL SHARES

The  following   profile   summarizes  key  features  of  Vanguard   Tax-Managed
International Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth. The Fund may produce a small amount of taxable current income, though not as part of its objective.

INVESTMENT STRATEGIES

The Fund purchases  stocks included in the Morgan Stanley Capital  International
(MSCI) EAFE Index, which is a market value-weighted index of approximately 1,000 securities listed on the stock exchanges of countries in Europe, Australia, and Asia. The Fund uses statistical methods to "sample" the Index, aiming to closely track its investment performance. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.


PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
o Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
o Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.
o Country risk, which is the chance than a country's economy will be hurt by political troubles, financial problems, or natural disasters.

PERFORMANCE/RISK INFORMATION

The Fund began operations on August 17, 1999, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                             None
      Transaction Fee on Purchases:                                       0.75%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee**:                                              2% or 1%***

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                 0.16%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.09%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.25%

 *The .75% purchase fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends and capital gains. **Includes redemptions by exchange to another fund.
***A 2% redemption fee applies to shares held for less than one year; a 1% redemption fee applies to shares held at least one year but less than five years. The fees are withheld from redemption proceeds and retained by the Fund. These fees help to cover the transaction costs borne by the Fund when it must sell securities to meet redemptions. In addition, these fees are intended to protect the Fund's long-term investors from short-term traders, who erode the Fund's tax-efficiency.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of the given period. Although your actual costs might be higher or lower, based on these assumptions your costs would be:


                 ---------------------------------------------
                  1 YEAR*    3 YEARS*    5 YEARS    10 YEARS
                 ---------------------------------------------
                   $204       $269        $215        $391
                 ---------------------------------------------


*Includes a 1% redemption fee(for shares held at least one year but less than five years). If you hold shares for less than one year, a 2% redemption fee applies.

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the periods below, as it would to those shown above):


                 ----------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS    10 YEARS
                 ----------------------------------------------
                    $100        $155       $215        $291
                 ----------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              SUITABLE FOR IRAS
Paid annually in December                No


INVESTMENT ADVISER                       MINIMUM INITIAL INVESTMENT
The Vanguard Group, Valley Forge, Pa.,   $10 million
since inception
                                         NEWSPAPER ABBREVIATION
INCEPTION DATE                           TxMlnIst
August 17, 1999
                                         VANGUARD FUND NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF     137
DECEMBER 31, 1999
$135 million                             CUSIP NUMBER
                                         921943882
--------------------------------------------------------------------------------

12

MORE ON THE FUNDS


The  following  sections  discuss  other  important  features  of  the  Vanguard
Tax-Managed Funds Institutional Shares, including market exposure, security selection, other investment policies, turnover rates, and costs and market-timing. You will also find information about the risks of investing the Funds throughout these sections.



MARKET EXPOSURE
U.S. STOCKS

Except for the Tax-Managed International Fund, which invests primarily in stocks of companies outside the United States, each of the Funds invests primarily in U.S. common stocks, with variations in the size of the companies on which the Funds focus. The grid below shows, at a glance, the percentage of each Fund's assets that is normally committed to each type of investment listed. Market exposure is expected to play the most important role in achieving a Fund's investment objective.


--------------------------------------------------------------------------------
                                   VANGUARD TAX-MANAGED FUND
                ----------------------------------------------------------------
                     GROWTH          CAPITAL
MARKET EXPOSURE    AND INCOME     APPRECIATION      SMALL-CAP      INTERNATIONAL
--------------------------------------------------------------------------------
Common stocks     Dominated by        100%            100%          Dominated by
                 Large-cap U.S.    Large- and    Small-cap U.S.      Large-cap
                    companies     mid-cap U.S.      companies         foreign
                                    companies                        companies
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS  SUBJECT  TO MARKET  RISK,  WHICH IS THE  CHANCE  THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


     To illustrate the volatility of stock prices, the table below shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term. (You will find a chart illustrating the volatility of the international stock market later in the prospectus under "Foreign Stocks".)

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS


Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                 1 YEAR     5 YEARS   10 YEARS    20 YEARS
--------------------------------------------------------------------------------
Best              54.2%      28.6%       19.9%      17.9%
Worst            -43.1      -12.4        -0.9        3.1
Average           13.2       11.0        11.1       11.1
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
     Keep in mind that the S&P 500 Index (which is the index tracked by the Tax-Managed Growth and Income Fund) holds mainly large-cap stocks. Historically, mid- and small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. This is due to several factors, including less-certain growth and dividend prospects for smaller companies. The Tax-Managed Capital Appreciation Fund holds mid-cap stocks in addition to large-cap stocks; the Tax-Managed Small-Cap Fund holds just small-cap stocks; and the Tax-Managed International Fund holds mainly large-cap foreign stocks.

[FLAG] THE FUNDS ARE SUBJECT,  IN VARYING  DEGREES,  TO  INVESTMENT  STYLE RISK,
     WHICH IS THE CHANCE THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL- OR MID-CAP) OR FUND WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK OR FUND TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


FOREIGN STOCKS
The Tax-Managed International Fund seeks to provide a tax-efficient investment return consisting of long-term capital growth by investing in a broadly diversified group of stocks of foreign companies. Investments in foreign stocks can be as risky, if not more risky, than U.S. stock investments; the prices of international stocks and the prices of U.S. stocks have often moved in opposite directions. These periods have, in the past, lasted as long as several years.

14
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stock may not be as liquid as the stock of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from a foreign investment.
--------------------------------------------------------------------------------

     Because  it  invests  mainly  in  international   stocks,  the  Tax-Managed
International Fund is subject to:

[FLAG] CURRENCY RISK, WHICH IS THE CHANCE THAT RETURNS WILL BE HURT BY A RISE IN
       THE VALUE OF THE U.S. DOLLAR VERSUS FOREIGN CURRENCIES.

     Conversely, when the U.S. dollar falls in value versus other currencies, returns from international stocks are enhanced because a given sum in foreign currency translates into more U.S. dollars.


     This Fund is also subject to:


[FLAG] COUNTRY RISK,  WHICH IS THE POSSIBILITY  THAT POLITICAL EVENTS (SUCH AS A
     WAR), FINANCIAL PROBLEMS (SUCH AS GOVERNMENT DEFAULT), OR NATURAL DISASTERS (SUCH AS AN EARTHQUAKE) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.

     International investing involves other risks and considerations, including: differences in accounting, auditing, and financial reporting standards; generally higher costs for trading securities; foreign withholding taxes payable on the Fund's securities, which can reduce dividend income available to distribute to shareholders; and adverse changes in regulatory or legal climates.
     Returns on international stocks can be as volatile--or more volatile--than returns on U.S. stocks. To illustrate the volatility of international stock market returns for the U.S. dollar-based investor, the following table shows the best, worst, and average total returns for international stocks over various periods as measured by the MSCI EAFE Index, a widely used barometer of international stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown in the table do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term. Also, keep in mind that past returns are not indicative of future returns and that volatility in the future could be greater or less than past volatility.

                                                                              15
--------------------------------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-1999)
--------------------------------------------------------------------------------
                     1 YEAR         5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best                  69.9%          36.5%           22.8%          16.3%
Worst                -23.2            1.5             5.9           12.0
Average               15.2           13.6            14.5           14.7
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 to 1999. Keep in mind that this was a particularly favorable period for foreign markets. For instance, over 10-year periods, foreign stocks provided an average return of 14.5%, compared to 11.1% for U.S. stocks (as measured by the S&P 500 Index) during the same time frame. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or the Tax-Managed International Fund in particular.


     The Fund may enter into forward foreign currency contracts, which can help protect its holdings against unfavorable short-term changes in exchange rates. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. The Fund will use these contracts to gain currency exposure when investing in stock index futures, and to settle trades in a foreign currency.

SECURITY SELECTION

Each of the Funds employs an index-oriented approach to stock investing, and the only stocks purchased by a Fund are those included in its target index. The grid below shows, at a glance, the stock index tracked by each Fund and the indexing method employed.


      ---------------------------------------------------------
      TAX-MANAGED FUND           INDEX          INDEXING METHOD
      ---------------------------------------------------------
      Growth and Income         S&P 500          Replication
      Capital Appreciation    Russell 1000        Sampling
      Small-Cap             S&P SmallCap 600     Replication
      International            MSCI EAFE          Sampling
      ---------------------------------------------------------

16

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               INDEXING METHODS

In seeking to track a particular index, funds generally use one of two methods to select the stocks or bonds in which they invest. Some index funds hold each stock in their target indexes in about the same proportions as represented in the indexes themselves. This is called a REPLICATION METHOD. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as the Tax-Managed Growth and Income Fund) would invest 5% of its assets in that company. Other index funds may use a different security selection process, a SAMPLING METHOD. Using a sophisticated computer program, these funds select stocks that will mirror their target indexes in terms of industry weightings, market capitalization, and other characteristics. For instance, if 10% of the Russell 1000 Index were made up of financial services stocks, the Tax-Managed Capital Appreciation Fund would invest about 10% of its assets in the financial services stocks of the index with overall similar financial characteristics. Funds tend to use a sampling method when the target index includes too many stocks to track cost-effectively.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS
Each of the Funds may invest, to a limited extent, in futures contracts, options (including puts and calls), warrants, convertible securities, and swap agreements, which are all types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for a different asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset). For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

     Each of the Funds may invest in futures contracts and options as long as the total value of these investments does not exceed 5% of the Fund's assets.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

 The reasons for which a Fund will invest in futures and options  are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in its benchmark index.

o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rates for all domestic and international stock funds were approximately 89% and 90%, respectively, according to Morningstar, Inc.
--------------------------------------------------------------------------------


TURNOVER RATES

Although the Funds generally seek to invest for the long term, each retains the right to sell securities regardless of how long the securities have been held. Generally, an index-oriented fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the funds' target index. Because of this, and the Funds' focus on avoiding taxable gains, the turnover rate for each Fund has been fairly low. The Funds' turnover rate is expected to remain below 20%. (A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            THE COSTS OF INVESTING


Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Tax-Managed Funds have adopted the following policies, among others, designed to discourage short-term trading:

o Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

o There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

18

o The Funds impose a 2% redemption fee on shares that are redeemed by any method within one year of purchase. There is a 1% redemption fee on shares that are redeemed by any method after one year but within five years of purchase.
o    The Funds reserve the right to stop offering shares at any time.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           THE FUNDS' REDEMPTION FEE

 The Tax-Managed Funds charge a redemption fee on shares that are redeemed before they have been held for five years (this includes redeeming by exchange to another Vanguard fund). The fee is 2% for shares redeemed within one year of purchase and 1% for shares redeemed after one year but within five years of purchase. Since the Funds are intended for long-term investors, the redemption fee ensures that the costs associated with short-term trading are borne by the investors making the transactions--and not by long-term shareholders.

 At Vanguard, all fees are paid directly to the fund itself (unlike a sales charge or load, which--for many fund companies--ends up in the pocket of the sponsor, adviser, or sales representative).
--------------------------------------------------------------------------------

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds and total net assets of more than $540 billion.  All of the  Vanguard  funds  share  in the  expenses  associated  with
business  operations,   such  as  personnel,   office  space,   equipment,   and
advertising.

     Vanguard  also  provides   marketing   services  to  the  Funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each Fund pays its allocated share of The Vanguard Group's marketing costs.

                                                                              19
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. The expense ratios for the Institutional Shares of Tax-Managed Growth and Income, Capital Appreciation, and Small-Cap Funds, which began operations on February 22, 1999, are each expected to be 0.10%, or $1.00 per $1,000 of average net assets, for fiscal year 1999. The expense ratio for the Tax-Managed International Fund, which began operations on August 17, 1999, is 0.35%, or $3.50 per $1,000 of average net assets, for fiscal year 1999.

Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISER


The individual primarily responsible for overseeing investments for the Institutional Shares of the Tax-Managed Growth and Income Fund, the Tax-Managed Capital Appreciation Fund, the Tax-Managed Small-Cap Fund, and the Tax-Managed International Fund is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Vanguard Group (Vanguard), Valley Forge, Pennsylvania 19482, founded in 1975, serves as the Funds' adviser through its Core Management Group. As of December 31, 1999, Vanguard served as adviser for about $371.4 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the advisory fees of the Tax-Managed Balanced, Growth and Income, and Capital Appreciation Fund represented an effective annual rate of 0.03%,0.004%, and 0.004%, of each Fund's average net assets, respectively.
     The Tax-Managed Small-Cap and International Funds began operations on February 22, 1999, and August 17, 1999, respectively. Advisory expenses for the first fiscal year of both of these Funds are estimated at an effective annual rate of 0.01%.
     The adviser is authorized is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose

20


a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.



DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Tax-Managed Growth and Income Fund generally are distributed in March, June, September, and December; income dividends for the Tax-Managed Capital Appreciation, Small-Cap, and International Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Funds.


BASIC TAX POINTS


Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o While the Funds seek to minimize distributions of taxable capital gains, they may not always achieve this goal. Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o The Tax-Managed International Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Funds' foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS Publications for more information.


GENERAL INFORMATION


BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions or redemptions from your account if you do not:
o    provide us with your correct taxpayer identification number;
o    certify that the taxpayer identification number is correct; and

o    confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS


As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that a fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"


It is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to the Institutional class by the number of shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

22


     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Funds' names, but the most common are TXMGIIST, TXMCAIST, TXMSCIST, and TXMINIST for the Growth and Income, Capital Appreciation, Small-Cap, and International Funds Institutional Shares, respectively.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years and certain information reflects financial results for a single Fund share. The total returns in each table represent the BEFORE-TAX rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions, and complete redemption at the end of the period). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                                                                              23
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES


This explanation uses the Tax-Managed Capital Appreciation Fund Institutional Shares as an example. The Fund began on February 22, 1999 with a net asset value (price) of $26.32 per share. During the year, the Fund earned $.129 per share from investment income (interest and dividends) and $7.88 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $.15 per share in the form of dividend and capital gains distributions.

The earnings ($8.00 per share) minus the distributions ($.15 per share) resulted in a share price of $34.18 at the end of the year. This was an increase of $7.86 per share (from $26.32 on February 22, 1999 to $34.18 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 30.43% for the period.

As of December 31, 1999, the Fund had $165 million in net assets. For the year, its expense ratio was 0.10% ($1.00 per $1,000 of net assets); and its net investment income amounted to 0.56% of its average net assets. It sold and replaced securities valued at 12% of its net assets.
--------------------------------------------------------------------------------
                                     VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
                                                            INSTITUTIONAL SHARES
                                                                      MAR. 4* TO
                                                                    DEC. 31,1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $26.99
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .274
 Net Realized and Unrealized Gain (Loss) on Investments                   4.882
                                                                   -------------
   Total from Investment Operations                                       5.156
                                                                   -------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.336)
 Distributions from Realized Capital Gains                                    --
                                                                   -------------
   Total Distributions                                                    (.336)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                             $31.81
--------------------------------------------------------------------------------
TOTAL RETURN**                                                            19.23%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                                        $108
 Ratio of Total Expenses to Average Net Assets                             0.10%
 Ratio of Net Investment Income to Average Net Assets                      1.18%
 Turnover Rate                                                                4%
--------------------------------------------------------------------------------
  *Inception
 **Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

24



--------------------------------------------------------------------------------
                                  VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
                                                            INSTITUTIONAL SHARES
                                                                     FEB. 24* TO
                                                                    DEC. 31,1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $26.32
                                                             -------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .129
 Net Realized and Unrealized Gain (Loss) on Investments                   7.877
                                                             -------------------
   Total from Investment Operations                                       8.006
                                                             -------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.146)
 Distributions from Realized Capital Gains                                    --
                                                             -------------------
   Total Distributions                                                    (.146)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                             $34.18
--------------------------------------------------------------------------------
TOTAL RETURN**                                                            30.43%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                                        $165
 Ratio of Total Expenses to Average Net Assets                             0.10%
 Ratio of Net Investment Income to Average Net Assets                      0.56%
 Turnover Rate                                                               12%
--------------------------------------------------------------------------------
  *Inception
 **Total  returns do not reflect the 2% redemption  fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
--------------------------------------------------------------------------------
                                             VANGUARD TAX-MANAGED SMALL-CAP FUND
                                                            INSTITUTIONAL SHARES
                                                                     APR. 21* TO
                                                                    DEC. 31,1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.76
INVESTMENT OPERATIONS
 Net Investment Income                                                     .044
 Net Realized and Unrealized Gain (Loss) on Investments                   1.866
                                                              ------------------
   Total from Investment Operations                                       1.910
                                                              ------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.060)
 Distributions from Realized Capital Gains                                    --
                                                              ------------------
   Total Distributions                                                    (.060)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                             $12.61
--------------------------------------------------------------------------------
TOTAL RETURN**                                                            17.77%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                                         $19
 Ratio of Total Expenses to Average Net Assets                             0.10%
 Ratio of Net Investment Income to Average Net Assets                      0.74%
 Turnover Rate                                                               27%
--------------------------------------------------------------------------------
  *Inception
 **Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.


"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
and "Standard & Poor's SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES
Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)

Automatically set up for each Fund unless you notify us otherwise.

--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)[BOOK]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.

--------------------------------------------------------------------------------
ACCESS VANGUARD TM www.vanguard.com [PC]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

o    Open a new account.*
o    Buy, sell, or exchange shares of most funds.
o    Change your name/address.

o Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.



*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES
You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Investor Shares of a Fund into Institutional Shares provided that you meet the minimum initial requirements for Institutional Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .

open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE OF PURCHASE FEES
The Tax-Managed Small-Cap and International Funds deduct a 1% fee and 0.75% fee, respectively, from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING  ACCOUNT
Call your  assigned Service Associate to arrange your wire transaction.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

27

In favor of:
Vanguard Tax-Managed Growth and Income Fund Institutional Shares-136
Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares-135
Vanguard Tax-Managed Small-Cap Fund Institutional Shares-118
Vanguard Tax-Managed International Fund Institutional Shares-137
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account

Complete and sign the account registration form and enclose your check.


add to an existing account

Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below):
Vanguard Tax-Managed Growth and Income Fund Institutional Shares-136
Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares-135
Vanguard Tax-Managed Small-Cap Fund Institutional Shares-118
Vanguard Tax-Managed International Fund Institutional Shares-137
All purchases must be made in U.S.dollars, and checks must be drawn on U.S.
banks.


First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 2900                  100 Vanguard Boulevard
Valley Forge, PA 19482-2900    Malvern, PA 19355
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Vanguard Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)


add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Vanguard Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

Vanguard Tele-Account
1-800-662-6273

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.

28


IMPORTANT  NOTE:  Once  you  have  initiated  a  telephone   transaction  and  a
confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------
     You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE  PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt a Fund's operation or performance.

--------------------------------------------------------------------------------

REDEEMING SHARES
This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:

o   Vanguard sends the redemption  proceeds to you or a designated third party.*
o   You can sell all or part of your Fund shares at any time.
*May require a signature guarantee; see footnote on page 29.


When Exchanging Shares:
o The redemption proceeds are used to purchase shares of a different Vanguard fund.
o    You must meet the receiving fund's minimum investment requirements.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

o In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.


In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
A NOTE ON REDEMPTION FEES
Each Fund imposes a 2% redemption fee on shares that are redeemed by any method within one year of purchase. Each Fund imposes a 1% redemption fee on shares that are redeemed by any method after one year but within five years of purchase. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Funds reserve the right to impose redemption fees on their shares at any time if warranted by the Funds' future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------

NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.


--------------------------------------------------------------------------------
ONLINE REQUESTS [PC]
ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or your assigned Vanguard Associate during business hours--to sell or exchange shares. You can exchange from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
o    The ten-digit account number.
o    The name and address exactly as registered on the account.
o The primary Social Security or employer identification number as registered on the account.

o    The  Personal   Identification   Number,   if  applicable   (for  instance,
     Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------

30

MAIL REQUESTS [ENVELOPE]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:
o    The Fund name and account number.
o    The amount of the transaction (in dollars or shares).
o Signatures of all owners exactly as registered on the account (for mail requests).
o    Signature guarantees (if required).*
o    Any supporting legal documentation that may be required.
o    Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.


TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.

--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a Fund and increase a Fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A FUND during any 12-month period.
o    Your round trips through a Fund must be at least 30 days apart.
o    A Fund may refuse a share purchase at any time, for any reason.
o Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from a Fund followed by a purchase back into that Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a Fund.
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION
You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 2900                  455 Devon Park Drive
Valley Forge, PA 19482-2900    Wayne, PA 19087-1815
--------------------------------------------------------------------------------
FUND AND ACCOUNT UPDATES
STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing sepa-

32


rate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------


MANDATORY CONVERSION TO INVESTOR SHARES
The Funds reserve the right to convert an investor's Institutional Shares into Investor Shares of a Fund if the investor's account balance falls below $10 million. Any such conversion will be preceded by written notice to the investor. No transaction fee will be imposed on share class conversions.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
[THE VANGUARD GROUP (R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge,  PA 19482-2900

FOR MORE  INFORMATION
If you'd like more information  about
Vanguard  Tax-Managed Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORT
TO SHAREHOLDERS

Additional  information about the
Funds'  investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF  ADDITIONAL
INFORMATION  (SAI)
The SAI provides  more  information
about the Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference  into
(and are thus legally a part of)
this  prospectus.

To receive a free copy of the latest
annual or  semiannual  report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds,  please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900
TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current  Fund  shareholder
and would like  information  about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)


You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-0102.


Funds' Investment Company Act
file number: 811-07175


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I087N-04/10/2000

                                     PART B

                           VANGUARD TAX-MANAGED FUNDS
                                  (THE TRUST)

                      STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 10, 2000


This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses (dated April 10, 2000). To obtain the Prospectuses or an additional Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call the Investor Information Department:


                              1-800-662-7447 (SHIP)

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
PURCHASE OF SHARES...............................................B-7
REDEMPTION OF SHARES.............................................B-7
SHARE PRICE......................................................B-8
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
MANAGEMENT OF THE TRUST..........................................B-9
PORTFOLIO TRANSACTIONS...........................................B-13
PERFORMANCE MEASURES.............................................B-14
YIELD AND TOTAL RETURN...........................................B-16
FINANCIAL STATEMENTS.............................................B-18
APPENDIX A--DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS.....B-18


                            DESCRIPTION OF THE TRUST

ORGANIZATION

The Trust was organized as a Maryland corporation in 1994, and was reorganized as a Delaware business trust in June, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Tax-Managed Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end diversified management investment company. It currently offers the following funds:


                       Vanguard Tax-Managed Balanced Fund
                  Vanguard Tax-Managed Growth and Income Fund
                 Vanguard Tax-Managed Capital Appreciation Fund
                      Vanguard Tax-Managed Small-Cap Fund
                    Vanguard Tax-Managed International Fund
               (individually, the Fund; collectively, the Funds)


  Each of the funds offers two classes of shares, Investor Shares and Institutional Shares, with the exception of Vanguard Tax-Managed Balanced Fund which offers only Investor Shares.
  The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as the custodian for each Fund except Vanguard Tax-Managed International Fund, which has Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachussetts 02109 as its custodian. The custodians are responsible for maintaining the Trust's assets and keeping all necessary accounts and records.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent accountants. The accountants audit the Trust's financial statements and provide other related services.
     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE TRUST'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.
     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.
     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.
     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.
     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of applicable funds of the Trust.
     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Trust.
     CONVERSION RIGHTS. Shareholders of the Trust may convert their shares into another class of shares of the same fund upon the satisfaction of any then applicable eligibility requirements.
     REDEMPTION PROVISIONS. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.
     SINKING FUND PROVISIONS. The Trust has no sinking fund provisions.
     CALLS OR ASSESSMENT. The Trust's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE TRUST

Each Fund of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of the Trust must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

The following policies supplement the investment policies set forth in the Trust's Prospectus:

REPURCHASE AGREEMENTS

Each Fund of the Trust may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance  or a  certificate  of deposit)  from a  commercial  bank,  broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees will monitor each Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.
     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While each Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

LENDING OF SECURITIES


Each Fund of the Trust may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the Investment Company Act of 1940, and the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees. At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

VANGUARD INTERFUND LENDING PROGRAM

The SEC has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.
     Each Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.
     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Trust's Board of Trustees. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, WARRANTS, CONVERTIBLE SECURITIES AND SWAP AGREEMENTS

Each Fund may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance for Fund management purposes, to facilitate trading, or to reduce transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.
     Most futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.
     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their initial margin deposits.
     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts for bona fide hedging purposes only.
     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 3% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 5% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.
     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.
     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of a Fund are engaged in only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by each Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.
     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OTHER TYPES OF DERIVATIVES

In addition to futures and options, a Fund may invest in other types of derivatives, including warrants, swap agreements and partnerships or grantor trust derivative products. Derivatives are instruments whose value is linked to or derived from an underlying security. Derivatives may be traded separately on exchanges or in the over-the-counter market, or they may be imbedded in securities. The most common imbedded derivative is the call option attached to, or imbedded in, a callable bond. The owner of a traditional callable bond holds a combination of a long position in a non-callable bond and a short position in a call option on that bond.
     Derivative instruments may be used individually or in combination to hedge against unfavorable changes in interest rates, or to take advantage of anticipated changes in interest rates. Derivatives may be structured with no or a high degree of leverage. When derivatives are used as hedges, the risk incurred is that the derivative instrument's value may change differently than the value of the security being hedged. This "basis risk" is generally lower than the risk associated with an unhedged position in the security being hedged. Some derivatives may entail liquidity risk, i.e., the risk that the instrument cannot be sold at a reasonable price in highly volatile markets. Leveraged derivatives used for speculation are very volatile, and therefore, very risky. However, the Funds will only utilize derivatives for hedging or arbitrage purposes, and not for speculative purposes. Over-the-counter derivatives involve a counterparty risk, i.e., the risk that the individual or institution on the other side of the agreement will not or cannot meet their obligations under the derivative agreement.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS AND OTHER FEDERAL TAX MATTERS

Except for transactions a Fund has identified as hedging transactions, a Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.
     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.
     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes including unrealized gains at the end of the Fund's fiscal year on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.


FOREIGN INVESTMENTS

Vanguard Tax-Managed International Fund, which shall invest no less than 65% of its assets in foreign securities, invests in stocks included in the Morgan
Stanley Capital International EAFE Index, which is comprised of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

CURRENCY RISK

Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connected with conversions between various currencies. The Fund is authorized to enter into forward foreign currency exchange contracts. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund intends to enter into such contracts primarily to gain currency exposure when investing in stock index futures, and to settle trades in a foreign currency, and generally will not do so to avoid changes in the portfolio's value caused by changes in currency exchange rates.

FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS

Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not market to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss arising from certain identified forward contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction, It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts Vanguard Tax-Managed International Fund may make or enter into will be subject to the special currency rules described above.

FOREIGN TAX CREDIT

Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in securities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to Fund shares, and offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.
     A shareholder that is a nonresident alien for U.S. tax purposes may be subject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the Fund will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if applicable). Foreign investors are urged to consult their tax advisers regarding the U.S. tax treatment of ownership of shares in the Fund.

COUNTRY RISK

As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.
     Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transaction, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.
     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund, since the Fund seeks long-term capital appreciation and any income should be considered incidental.


NON-INVESTMENT GRADE PURCHASES

The Balanced Fund will invest 50-55% of its assets in municipal securities which provide interest exempt from Federal income taxes.
     The Fund may invest in municipal securities that are subject to the Alternative Minimum Tax (AMT). Certain tax-exempt bonds whose proceeds are used to fund private, for-profit organizations are subject to the AMT--a special tax system that ensures that individuals pay at least some federal taxes. Although AMT bond income is exempt from federal regular income tax, a very limited number of taxpayers who have many tax deductions may have to pay Alternative Minimum Tax on the income from bonds considered "tax-preference items."

     At least 75% of the municipal securities purchased by the Tax-Managed Balanced Fund must be rated in one of the top three ratings categories (Aaa, Aa, and A for Moody's, or AAA, AA, and A for Standard & Poor's). No more than 25% of the municipal securities purchased by the Fund will be rated Baa (by Moody's) or BBB (by Standard & Poor's.) Of that 25%, 5% may be lower-rated or unrated. Bonds rated below Baa (by Moody's) or BBB (by Standard & Poor's) may include bonds rated as low as C (by Moody's) or D (by Standard & Poor's.)
     In the event that a particular municipal security held by the Fund is downgraded below the minimum investment level permitted by the Fund's investment policies, the Trustees and Officers of the Trust will carefully assess the creditworthiness of the obligation to determine whether it continues to meet the policies and objectives of the Fund.

MUNICIPAL LEASE OBLIGATIONS

Each Fund of the Trust may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the inefficiency and thinness of the market in which they are traded. Under the supervision of the Trust's Board of Trustees, the Fixed Income Group may determine to treat certain municipal lease obligations as liquid, and therefore not subject to the Trust's 15% limit on illiquid securities. The factors that the Fixed Income Group may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and
(5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the Fund.
     In the case of any unrated municipal lease obligations, a Fixed Income Group analyst will assign a credit rating based upon criteria that include an analysis of factors similar to those considered by nationally recognized statistical rating organizations. In addition, the Fixed Income Group's liquidity determinations will incorporate those factors mentioned above.

                               PURCHASE OF SHARES

The Trust reserves the right in its sole discretion: (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restriction on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Trust's shares.

                              REDEMPTION OF SHARES

Each Fund of the Trust may suspend redemption privileges or postpone the date of payment: (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.
     A redemption fee of 2% of the value of a Fund's shares redeemed will be deducted from the redemption proceeds if shares held for less than one year are redeemed. A redemption fee of 1% of the value of shares redeemed will be deducted from the redemption proceeds if shares held for at least one year but less than five years are redeemed. These fees are paid directly to the Fund. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by a Fund. In the event of an early redemption due to a shareholder's death, all redemption fees will be waived. In order to substantiate the death, a certified copy of the death certificate must be provided.

                                  SHARE PRICE


Vanguard Tax-Managed Balanced Fund's share price or "net asset value" per share is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The share price or "net asset value" per share for Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Small-Cap Fund, and Vanguard Tax-Managed International Fund is calculated by dividing the net assets attributed to each share class by the total number of shares outstanding for each share class. The net asset value is determined as of the close of the New York Stock Exchange (the "Exchange". generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (which include those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.
     Short-term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.
     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.


     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which securities trade. If events which materially affect the value of a Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.
     In determining the Vanguard Tax-Managed International Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmark indexes. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.
     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.


     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds."

                       FUNDAMENTAL INVESTMENT LIMITATIONS

The Funds are subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of a Fund's shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of a Fund's net asset value.

BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

COMMODITIES. Each Fund may not invest in commodities or commodity contracts, except that it may invest in stock and bond futures contracts, options, and options on futures contracts. No more than 3% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 5% of a Fund's total assets may be invested in futures contracts at any time.

DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not; (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.

INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets approved by the Fund's shareholders, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

PLEDGING ASSETS. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and, in the case of Tax-Managed Balanced Fund, bonds secured by real estate.

SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. Each Fund will not be considered an underwriter when disposing of its investment securities.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.
     None of these limitations prevents the Fund from participating in The Vanguard Group, Inc. (Vanguard). As a member of The Vanguard Group of Investment Companies, the Trust may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Trust" for more information.

                            MANAGEMENT OF THE FUNDS

OFFICERS AND TRUSTEES


The officers of the Funds manage its day-to-day operations and are responsible to the Funds' Board of Trustees. The Trustees set broad policies for the Funds and choose their officers. The following is a list of the Trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Fund's Trustees and officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of

Mr. Malkiel, and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of the Funds is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN  HEFFERNAN  HEISEN,  (DOB:   1/25/1950)  Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/ Coal/Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/ Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), The Mead Corp. (Paper Products), and AmeriSource Health Corp.; and Trustee of Vanderbilt University.

RAYMOND J.  KLAPINSKY,  (DOB:  12/7/1938)  Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


* Officers of the Fund are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP

The Trust is a member of The Vanguard Group of Investment Companies which consists of more than 35 investment companies (the Trusts). Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts including Vanguard Tax-Managed Funds.
     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the Trusts under methods approved by the Trustees of each Trust. In addition, each Trust bears its own direct expenses, such as legal, auditing and custodian fees.
     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain Officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.
     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides for the following arrangement: (1) each Vanguard Trust may be called upon to invest a maximum of 0.40% of its assets in Vanguard and (2) there is no restriction on the maximum cash investment that the Vanguard Trusts may make in Vanguard. At December 31, 1999, the Funds had contributed capital to Vanguard (included in Other Assets) of:


--------------------------------------------------------------------------------
                    CAPITAL CONTRIBUTED      PERCENTAGE        PERCENTAGE OF
                       TO VANGUARD            OF FUND            VANGUARD'S
TAX-MANAGED FUND         (000)                NET ASSETS       CAPITALIZATION
--------------------------------------------------------------------------------
Balanced                $63,000                 0.02%              0.06%
Growth and Income       446,000                 0.02               0.44
Capital Appreciation    464,000                 0.02               0.46
Small-Cap                38,000                 0.02               0.04
International            23,000                 0.02               0.02
--------------------------------------------------------------------------------


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Trusts by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned Subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon their relative net assets. The remaining one half of these expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. During the fiscal years ended December 30, 1997, 1998, and 1999, the Funds incurred the following approximate amounts of Vanguard's management (including transfer agency), distribution, and marketing expenses:



      FUND                                       1997        1998         1999
      ----                                       ----        ----         ----
      Tax-Managed Balanced Fund              $124,000    $242,000     $406,000
      Tax-Managed Growth and Income Fund      588,000   1,624,000    1,217,000
      Tax-Managed Capital Appreciation Fund 1,126,000   2,044,000    1,254,000
      Tax-Managed Small-Cap Fund                  N/A         N/A      17,000*
      Tax-Managed International Fund              N/A         N/A      17,000*


     *Since Inception

     INVESTMENT ADVISORY SERVICES. Vanguard's Core Management Group provides investment advisory services to the Trust. These services are provided on an at-cost basis by Vanguard's Core Management Group and Vanguard's Fixed Income Group. The compensation and other expenses of this staff are paid by the funds and trusts utilizing these services. During the last three fiscal years, the Funds paid approximately the following amounts for investment advisory services:


                                                 FISCAL YEAR ENDED
                                                    DECEMBER 31,
                                            1997        1998       1999
Tax-Managed Balanced Fund                $19,000     $39,000    $83,000
Tax-Managed Growth and Income Fund        12,000      29,000     67,000
Tax-Managed Capital Appreciation Fund     12,000      29,000     67,000
Tax-Managed Small-Cap Fund                   N/A         N/A     27,000*
Tax-Managed International Fund               N/A         N/A      1,000*


*Since inception

TRUSTEE COMPENSATION

The individuals in the following table serve as Trustees of all Vanguard Trusts, and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.
     INDEPENDENT    TRUSTEES.    The   Trusts   compensate   their   independent
Trustees--that  is, the ones who are not also  officers of the  Trust--in  three ways:
 .    The  independent  Trustees  receive an annual fee for their  service to the
     Trusts, which is subject to reduction based on absences from scheduled Board meetings.
 .    The  independent  Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
 .    Upon retirement,  the independent  Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.
     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. For the Trust, we list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended December 31, 1999.




                 VANGUARD TAX-MANAGED FUNDS COMPENSATION TABLE

                                      PENSION OR
                                      RETIREMENT                       TOTAL
                                      BENEFITS                     COMPENSATION
                      AGGREGATE       ACCRUED AS     ESTIMATED       FROM ALL
                     COMPENSATION    PART OF THESE    ANNUAL         VANGUARD
                      FROM THESE       FUNDS'       BENEFITS UPON  FUNDS PAID TO
NAMES OF TRUSTEES      FUNDS(1)      EXPENSES(1)      RETIREMENT     TRUSTEES(2)
--------------------------------------------------------------------------------
John C. Bogle(3)          None          None            None          None
John J. Brennan           None          None            None          None
JoAnn Heffernan Heisen    $626           $35        $$15,000       $80,000
Bruce K. MacLaury         $651           $58         $12,000       $75,000
Burton G. Malkiel         $631           $57         $15,000       $80,000
Alfred M. Rankin, Jr.     $626           $42         $15,000       $80,000
John C. Sawhill           $626           $53         $15,000       $80,000
James O. Welch, Jr.       $626           $61         $15,000       $80,000
J. Lawrence Wilson        $626           $44         $15,000       $80,000



(1) The amounts shown in this column are based on the Funds' fiscal year ended December 31, 1999.

(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year.

(3)  Mr. Bogle has retired from the Funds' Board, effective December 31, 1999.


                             PORTFOLIO TRANSACTIONS

In placing portfolio transactions, Vanguard uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in addition to execution services to the Funds.


     During the fiscal years ended December 31, 1997, 1998, and 1999, the Funds paid the following amounts as brokerage commissions:$169,722, $343,356, and $1,101,623, respectively.

                              PERFORMANCE MEASURES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies. Each of the investment company members, including each Fund of Vanguard Tax-Managed Funds, may, from time to time, use one or more of the following unmanaged indices for comparative performance purposes.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the S&P 500 Index with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600 INDEX--is composed of 600 small sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL  1000   INDEX--consists   of   approximately   1,000  large  and  medium
capitalization stocks.

RUSSELL 2000 INDEX--is composed of approximately 2,000 small capitalization stocks.

RUSSELL 3000 INDEX--consists of approximately 3,000 large, medium and small capitalization stocks.

MORGAN STANLEY CAPITAL INTERNATIONAL--SELECT EMERGING MARKETS INDEX--is an unpublished index which includes common stocks of companies located in the countries 12 emerging markets.


MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.


GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly-issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage passthrough securities.

LEHMAN LONG-TERM TREASURY BOND INDEX--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN CORPORATE (Baa) BOND INDEX--all publicly-offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issued rated at least Baa, with at least $50 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current-coupon high grade general-obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $4 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The Index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The Index has a market value of over $700 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The Index has a market value of over $900 billion.

LEHMAN BROTHERS MUNICIPAL BOND INDEX--is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Analytical Services, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

LIPPER BALANCED FUND  AVERAGE--an  industry  benchmark of average balanced funds
with  similar  investment   objectives  and  policies,  as  measured  by  Lipper
Analytical Services, Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

MARKETING AND ADVERTISING MATERIALS FOR THE VANGUARD TAX-MANAGED FUNDS MAY FROM TIME TO TIME REFERENCE DATA FROM THE FOLLOWING STUDIES.

Joel M. Dickson and John B. Shoven, "Ranking Mutual Funds on an After Tax Basis," Center for Economic Policy Research, Publication Number 344, April 1993.

                             YIELD AND TOTAL RETURN

SEC YIELD

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)/6/-1]

       Where:

          a   = dividends and interest earned during the period.
          b   = expenses accrued for the period (net of reimbursements).
          c   = the  average  daily  number of shares  outstanding  during  the period that were entitled to receive dividends.
          d   = the  maximum  offering  price  per share on the last day of the period.


The yield* of each Fund's Investor and Institutional Shares for the 30-day period ended December 31, 1999 was as follows:

                                             Investor       Institutional
Tax-Managed Balanced Fund                    2.54%          NA
Tax-Managed Growth and Income Fund           0.97%          1.05%
Tax-Managed Capital Appreciation Fund        0.38%          0.46%
Tax-Managed Small-Cap Fund                   0.58%          0.66%
Tax-Managed International Fund               N/A            N/A


*Yield is calculated daily.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)/1/N/-1

  Where:

          T = average annual total return
          P = a hypothetical  initial investment of $1,000 n = number of years

          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                P (1+T)/N/ = ATV

  Where:

          P = a  hypothetical  initial  payment  of  $1,000
          T = average annual after-tax total return n = number of years
        ATV = after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.

Instructions.

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1
  Where:

          C = cumulative total return
          P = a hypothetical  initial  investment of 1,000
        ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

     The average annual total return of each Fund's Investor Shares (except Tax-Managed Small-Cap Fund and Tax-Managed International Fund) for the one year period ended December 31, 1999 and since inception was as follows:

                                       One year ended            Since inception
                                    December 31, 1999          September 6, 1994
                                    -----------------          -----------------
Tax-Managed Balanced Fund                      15.49%                     15.67%
Tax-Managed Growth and Income Fund             21.12%                     26.26%
Tax-Managed Capital Appreciation Fund          33.50%                     26.67%



     The Trust had a subscription period for these Funds from July 25, 1994, to September 5, 1994, during which time all assets were held in money market instruments. Performance measurement begins September 6, 1994.
     The Investor Shares of the Tax-Managed Small-Cap Fund and the Institutional Shares of the Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Small-Cap Fund were not offered prior to February 22, 1999. The Investor and Institutional Shares of the Tax-Managed International Fund were not offered prior to August 18, 1999.


                              FINANCIAL STATEMENTS


The Trust's financial statements as of and for the year ended December 31, 1999, appearing in the Vanguard Tax-Managed Funds' 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the Funds'
performance, please see the 1999 Annual Report to Shareholders, which may be obtained without charge.


          APPENDIX A--DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS

Vanguard Tax-Managed Balanced Fund invests 50-55% of its assets in municipal bonds and other municipal securities.

     Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Trust may also invest in tax-exempt industrial development bonds, short-term municipal obligations, demand notes and tax-exempt commercial papers.

     Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

     Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Fund will invest are payable on not more than 397 days' notice. Each note purchased by the Fund will meet the quality criteria set out above for the Fund.

     The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions of the quality of the Municipal Bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Fund.

     The Fund may purchase municipal bonds subject to so-called "demand features." In such cases the Fund may purchase a security that is nominally long-term, but has many of the features of shorter-term securities. By virtue of this demand feature, the security will be deemed to have a maturity date that is earlier than its stated maturity rate.

     Municipal Bonds are sometimes purchased on a "when issued" basis meaning the Fund has committed to purchasing certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

     From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment objective. In that event, the Trust's Trustees and Officers would reevaluate the Fund's investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment objective. In that event, the Trust's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objectives and policies.

     EXCERPTS FROM MOODY'S  INVESTORS  SERVICE,  INC.'S  MUNICIPAL BOND RATINGS:
Aaa--judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; Aa--judged to be of "high quality by all standards" but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated Municipal Bonds; together with Aaa group they comprise what are generally known as "high grade bonds"; A--possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated Municipal Bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa--considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--protection of principal and interest payments may be very moderate; judged to have speculative elements; their future cannot be considered as well-assured; B--lack characteristics of a desirable investment; assurance of interest and principal payments over any long period of time may be small; Caa--poor standing; may be in default or there may be present elements of danger with respect to principal and interest; Ca--speculative in a high degree; often in default; C--lowest rated class of bonds; issues so rated can be regarded as having extremely poor prospects for ever attaining any real investment standing.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used will be as follows:
MIG-1--Best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both: MIG-2--High quality with margins of protection ample although not so large as in the preceding group.

     DESCRIPTION   OF  MOODY'S   HIGHEST   COMMERCIAL   PAPER  RATING:   PRIME-1
("P-1")--judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPTS  FROM  STANDARD & POOR'S  CORPORATION'S  MUNICIPAL  BOND  RATINGS:
AAA--has the highest rating assigned by S & P; extremely strong capacity to pay principal and interest; AA--has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A--has a strong capacity to pay principal and interest, although somewhat more susceptible to the adverse changes in circumstances and economic conditions; BBB--regarded as having an adequate capacity to pay principal and interest; normally exhibit adequate protection parameters but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in A category;
BB--B--CCC--CC--predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of obligations; BB is being paid; D--in default, and payment of principal and/ or interest is in arrears.

     The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     EXCERPT  FROM  STANDARD & POOR'S  CORPORATION'S  RATING OF  MUNICIPAL  NOTE
ISSUES: SP-1+--very strong capacity to pay principal and interest; SP-1--strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPERS RATINGS: A-1+--This designation indicates the degree of safety regarding timely payment is overwhelming. A-1--This designation indicates the degree of safety regarding timely payments is very strong.

                                                              SAI087-Tax-Managed

                                     PART C

                           VANGUARD TAX-MANAGED FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS

(a)    Declaration of Trust**
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Investment Advisory Contract**
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement+
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Not Applicable
(p)    Code of Ethics*
  *Filed herewith
 **Filed previously
  +File herewith for Vanguard Tax-Managed International Fund; filed previously for other Funds


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodians, The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245 and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachussetts 02109.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 28th day of March, 2000.



VANGUARD TAX-MANAGED FUNDS
--------------------------------------------------------------------------------
             SIGNATURE                        TITLE                       DATE

By:  --------------------------  President, Chairman, Chief       March 28, 2000
        /S/ JOHN J. BRENNAN      Executive Officer, and Trustee
            (Heidi Stam)
          John J. Brennan*

By:  --------------------------  Trustee                          March 28, 2000
     /S/ JOANN HEFFERNAN HEISEN
            (Heidi Stam)
      JoAnn Heffernan Heisen*

By:  --------------------------  Trustee                          March 28, 2000
       /S/ BRUCE K. MACLAURY
            (Heidi Stam)
         Bruce K. MacLaury*

By:  --------------------------  Trustee                          March 28, 2000
     /S/ ALFRED M. RANKIN, JR.
            (Heidi Stam)
       Alfred M. Rankin, Jr.*

By:  --------------------------  Trustee                          March 28, 2000
        /S/ JOHN C. SAWHILL
            (Heidi Stam)
          John C. Sawhill*

By:  --------------------------  Trustee                          March 28, 2000
      /S/ JAMES O. WELCH, JR.
            (Heidi Stam)
        James O. Welch, Jr.*

By:  --------------------------  Trustee                          March 28, 2000
       /S/ J. LAWRENCE WILSON
            (Heidi Stam)
        J. Lawrence Wilson*

By:  --------------------------  Treasurer and Principal          March 28, 2000
       /S/ THOMAS J. HIGGINS     Financial and Principal
            (Heidi Stam)         Accounting Officer
         Thomas J. Higgins*


*By Power of  Attorney.  See File Number  33-4424,  filed on January  25,  1999.
 Incorporated by Reference.

                               INDEX TO EXHIBITS


Custodian Agreement ....................................................Ex-99.BG
Consent of Independent Accountants .....................................Ex-99.BJ
Code of Ethics .........................................................Ex-99.BP